Provisions - Reconciliation of Changes in Provisions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Provisions For Employee Benefits [Roll Forward]
At December 31, 2020	$ 1,155
Arising during the period	85
Released (used) during the period	0
Released (unused) during the period	0
At June 30, 2021	1,240
Provisions [Roll Forward]
At December 31, 2020	1,964
Arising during the period	536
Released (used) during the period	(90)
Released (unused) during the period	(122)
At June 30, 2021	2,288
Current	47	$ 90
Non-current	2,241	$ 1,874
Others
Other Provisions [Roll Forward]
At December 31, 2020	809
Arising during the period	451
Released (used) during the period	(90)
Released (unused) during the period	(122)
At June 30, 2021	$ 1,048